Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled maturities of time deposits
2013	$ 64,989
2014	29,910
2015	23,954
2016	2,684
2017	2,728
Thereafter	566
Time Deposits, Total	$ 124,831